As filed with the Securities and Exchange Commission on March 30, 2001

                                                 File Nos. 33-83132 and 811-8718

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                     -

                         Pre-Effective Amendment No. ____


                      Post-Effective Amendment No. 16             X
                                                                     -

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                     -

                               Amendment No. 17                      X
                                                                     -


                                    IPS FUNDS
           -------------------------------------------------------------
           1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909
                    (Address of Principal Executive Offices)

                                  (865) 524-1676
               --------------------------------------------------
               Registrant's Telephone Number, including Area Code

                                 Gregory D'Amico
                              1225 Weisgarber Road
                                   Suite S-380
                               Knoxville, TN 37909
                     --------------------------------------
                     (Name and Address of Agent for Service)


                                  Copies to:

                             Reinaldo Pascual, Esq.,
                             Kilpatrick Stockton LLP
                             1100 Peachtree Street
                                   Suite 2800
                             Atlanta, Georgia 30309


As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective:


/X/          immediately upon filing pursuant to paragraph (b).
/_/          on (date) pursuant to paragraph (b).
/_/          60 days after filing pursuant to paragraph (a)(1).
/_/          on (date) pursuant to paragraph (a)(1).
/_/          75 days after filing pursuant to paragraph (a)(2).
/_/          on (date) puruant to paragraph (a)(2) of rule 485.


If appropriate check the following box:

/_/     This post-effective amendment designate a new effective date for a previously filed post-effective amendment.

                                    IPS FUNDS
                            A FAMILY OF NO-LOAD FUNDS



            TABLE OF CONTENTS
                                                            IPS MILLENNIUM FUND
Summary Of Principal Investment                            IPS NEW FRONTIER FUND
   Objectives and Strategies................     2
Principal Risks of Investing in the
   Funds....................................     3
Past Performance............................     4              PROSPECTUS
Fees and Expenses of the Funds..............     6            March 30, 2001
Financial Highlights........................     7
Additional Information About the Funds'
Investment Objectives and Strategies .......     9
Valuation Of Shares.........................    11              Managed By
Buying Fund Shares..........................    12
Redeeming Your Shares.......................    13          IPS ADVISORY, INC.
Additional Information About Purchases,                    1225 Weisgarber Road
Sales and Exchanges.........................    13             Suite S-380
Distribution of Fund Shares.................    14          Knoxville, TN 37909
Ditribution and Federal Taxes...............    14
Management and Administration...............    15







         The IPS Funds (the "Trust") consists of three separate funds. This Prospectus includes important information about two of these funds, the IPS Millennium Fund and the IPS New Frontier Fund (each a "Fund" and collectively the "Funds") that you should know before investing. You should read the Prospectus and keep it for future reference.






               For questions about investing in the Funds or for
                       Shareholder Services: 800.249.6927
                           Applications: Non-Ira, IRA







 ______________________________________________________________________________
|                                                                              |
| These securities have not been approved or disapproved by the Securities and | | Exchange Commission or any state securities commission nor has the Securities| | and Exchange Commission or any state securities commission passed upon the | | accuracy or adequacy of this prospectus. Any representation to the contrary |
| is a criminal offense.                                                       |
|______________________________________________________________________________|

            SUMMARY OF PRINCIPAL INVESTMENT OBJECTIVES AND STRATEGIES

                               IPS MILLENNIUM FUND

INVESTMENT OBJECTIVES

The Fund's primary investment objective is long-term capital growth. The Fund's secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY


The Fund uses a blended growth and income investment strategy. The Fund is a growth and income fund that invests primarily in domestic common stocks, balancing its investments between:


       o pure growth stocks, such as telecommunications and Internet companies, and

       o stocks that pay high dividends, such as electric and gas utilities, real estate investment trusts, and dividend-paying bank stocks


The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $250 million in market value. The Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time, and on research using the concept of Economic Value Added (EVA)(TM), developed by Stern, Stewart & Co., to measure a company's operating efficiency. EVA also measures the return on a company's invested capital to determine how effectively a company is using its capital investments.

                              IPS NEW FRONTIER FUND

INVESTMENT OBJECTIVES

The Fund's primary objective is growth of capital. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund  uses a growth  investment  strategy.  The Fund  invests  primarily  in domestic common stock of growth companies using new technologies that are creating fundamental change in the economy. The Fund also will invest opportunistically in other types of companies when management cannot find suitable investment opportunities in companies using new technology. The Fund will use a value approach focused on the following:

       o companies that have suffered declines due to temporary market, industry, or company factors; and

       o    companies that are undervalued due to deregulation or other reasons

The Fund may invest in companies of any size, small, medium or large, but will typically avoid very small companies (micro-caps) under approximately $250 million in market value. Like the Millennium Fund, the Fund's investment decisions are largely based on identifying companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time and research using EVA. Unlike the Millennium Fund, though, the New Frontier Fund is a "non-diversified" fund that invests in a relatively small number of stocks (typically 20 or so stocks), and does not try to invest in dividend-paying companies. Because the Fund invests in so few stocks, and stocks in its portfolio do not typically pay dividends, the Fund's performance may be substantially affected by an increase or decrease in any one stock in its portfolio.

            PRINCIPAL RISKS OF INVESTING IN THE FUNDS

All investments carry risks, and investments in the Funds are no exception. You may lose money on your investment in either Fund. No investment strategy works all the time, and investors should expect that there will be extended periods when either or both Funds' investment philosophies and strategies will not be aligned with where the overall stock market, or particularly large segments of the market (i.e., large vs. small or growth vs. value companies), are going.

The principal risks of investing in either of the Funds are:

o MARKET RISK - Stock prices are volatile. In a declining stock market, stock prices for all companies may decline, regardless of any one particular company's own unique prospects. In a recession or in a bear market, most stock mutual funds will likely lose money, day after day, week after week, month after month, until the recession or bear market is over. Since the stock market typically enters a bear market every 3-4 years, investors should understand that the Funds' value will decline from time to time.

o INTEREST RATE RISK - Increases in interest rates typically lower the present value of a company's future earnings stream. Since the market price of a stock changes continuously based upon investors' collective perceptions of future earnings, stock prices will generally decline when investors anticipate or experience rising interest rates.

o BUSINESS RISK - From time to time, a particular set of circumstances may affect a particular industry or certain companies within the industry, while having little or no impact on other industries or other companies within the industry. For instance, some technology industry companies rely heavily on one type of technology. When this technology becomes outdated, too expensive, or is not favored in the market, companies that rely on the technology may rapidly become unprofitable. However, companies outside of the industry or those within the industry who do not rely on the technology may not be affected at all.

o SMALL COMPANY RISK - Stocks of smaller companies may have more risks than those of larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small companies may be more susceptible to market downturns, and their stock prices may be more volatile.

o MARKET VALUATION RISK - Some companies that are growing very fast have unreasonable valuations by traditional valuation techniques. Since these companies' stock prices do not reflect the usual relationships between price and corporate earnings or income, their stocks tend to be extraordinarily volatile and speculative.

o POLITICAL RISK - Regulation or deregulation of particular industries can have a material impact on the value of companies within the affected industry. For example, during the past two years, the electric and gas utility sectors of the economy have been moving towards deregulation and open price competition. In this new environment, some companies will make a successful transition into, and prosper under deregulation, and other companies will mismanage the process and do poorly.

Because the New Frontier Fund is a pure growth fund (it does not attempt to balance its growth stock investments with dividend-paying stocks) and it invests in a relatively small number of stocks, the Fund is more susceptible to the risks above than the Millennium Fund. In addition, the New Frontier Fund is subject to the following additional risks:

o NON-DIVERSIFIED FUND RISK - In general, a non-diversified fund owns fewer stocks than other mutual funds. This means that a large loss in an individual stock causes a much larger loss in the fund's value than it would in a fund that owns a larger number of companies.


o TECHNOLOGY SECTOR RISK - Technology related companies face risks such as competitive pressures and technological obsolescence and may be subject to greater governmental regulation than other sectors. The value of the New Frontier Fund's shares may be susceptible to factors affecting the technology areas and to greater risk and market fluctuation than an investment in a fund that invests in a broader range of portfolio securities.

                                PAST PERFORMANCE

                               IPS MILLENNIUM FUND
                               -------------------



The bar chart and tables below provide an indication of the risks of investing in the Millennium Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare to those of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.





[GRAPHIC APPEARS HERE REGARDING 1996, 1997, 1998, 1999 AND 2000]



               BEST QUARTER:             Q4 '99            +53.67%

               WORST QUARTER:            Q3 '00            -32.19%

================================================================================


Average annual total return as of 12/31/00*

                                            1 Year         Life of Fund**
________________________________________________________________________________

          Millennium Fund                   - 23.29%           28.22%
          S&P 500 Composite                 -  9.10%           21.36%
          Value Line Arithmetic                9.65%           16.39%

________________________________________________________________________________


* The table compares the Fund's performance over time to that of the S&P 500 and the Value Line Arithmetic Composite Index ("VLA"). The S&P 500 is a widely-recognized, capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation. The VLA is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly-based  than  the S&P  500.  The  Fund's  advisor  believes  that an equally-weighted index like the VLA that includes large-, mid- and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes.


** The Millennium Fund commenced operations on January 3, 1995. The returns for the two indexes in this column have been calculated since the Fund's inception date.

                                PAST PERFORMANCE

                              IPS NEW FRONTIER FUND



The bar chart and tables below provide an indication of the risks of investing in the New Frontier Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare to those of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.


[GRAPHIC APPEARS HERE REGARDING 1999 AND 2000]

              BEST QUARTER:             Q4 '99             + 98.24%

              WORST QUARTER:            Q3 '00             - 47.84%
================================================================================

Average annual total return as of 12/31/0099*

                                            1 Year            Life of Fund**
________________________________________________________________________________

         NEW FRONTIER FUND                 - 56.28%                17.87%
         S&P 500 COMPOSITE                 -  9.10%                 8.38%
         VALUE LINE ARITHMETIC                9.65%                10.03%

________________________________________________________________________________


* The table compares the Fund's performance over time to that of the S&P 500 and the Value Line Arithmetic Composite Index ("VLA"). The S&P 500 is a widely-recognized, capitalization-weighted, unmanaged index of 500 large U.S. companies chosen for market size, liquidity and industry group representation. The VLA is an arithmetically averaged index of approximately 1,700 U.S. stocks of all different sizes that is more broadly-based  than  the S&P  500.  The  Fund's  advisor  believes  that an equally-weighted index like the VLA that includes large-, mid- and small-capitalization stocks is more appropriate as a performance proxy for its investment strategy than is a narrower, large company, capitalization-weighted index such as the S&P 500 and other similarly-calculated popular stock market indexes.


** The New Frontier Fund commenced operations on August 3, 1998. The returns for the two indexes in this column have been calculated since the Fund's inception date.

                          FEES AND EXPENSES OF THE FUND

We designed this table to help you understand the costs to shareholders in the Fund. We based the expense information on expenses from the last fiscal year for each Fund. Actual expenses may be different from those shown. This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES
(fees paid directly from your investment)

                                                                       Millennium Fund          New Frontier Fund
                                                                       ---------------          -----------------
Maximum sales load on purchases.............................                 None                      None
Maximum sales load on reinvested dividends..................                 None                      None
Deferred sales load.........................................                 None                      None
Redemption fees.............................................                 None (1)                  None (1)
Exchange fees...............................................                 None                      None

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from assets)


                                                                       Millennium Fund          New Frontier Fund
Management fees.............................................                1.11% (2)                  1.40% (2)
12b-1 expenses..............................................                 None                      None
Other expenses..............................................                 None                      None
Total Fund operating expenses...............................                1.11% (2)                 1.40% (2)




(1)  The Fund's Custodian charges a $10 fee for each wire redemption.

(2) The Fund's total operating expenses equal the management fees paid to the Advisor because the Advisor pays all of the Fund operating expenses.


Example
-------

This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in either of the Funds for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year       3 years        5 years     10 years
                          ------       -------        -------     --------


Millennium Fund          $  113        $  353        $  612        $1,352
New Frontier Fund        $  143        $  443        $  766        $1,680


The Funds are part of a no-load fund family, so you do not pay any sales charge or commission when you buy or sell shares. If you buy or sell shares through a broker, you may be charged a fee by the broker, but not by us. Also, neither Fund has a 12b-1 Plan. Unlike most other mutual funds, you do not pay additional fees for transfer agency, pricing, custodial, auditing or legal services. You also don't pay any additional general administrative or other operating expenses. Instead, the Advisor for each Fund pays out of its management fees all of the expenses of the Fund except brokerage, taxes, interest and extraordinary expenses.

                              FINANCIAL HIGHLIGHTS


IPS MILLENNIUM FUND. The financial highlights table is intended to help you understand the Millennium Fund's financial performance since the Fund began operations January 3, 1995. The financial highlights describe the Fund's performance for the fiscal periods shown. "Total return" shows how much your investment in the Fund earned (or lost) during each period, assuming you had reinvested all dividends and capital gains distributions. The information for the fiscal years ended November 30, 2000 and 1999 have been audited by McCurdy & Associates CPA's, Inc., whose report along with the Fund's financial statements are included in the Fund's annual report, a copy of which is available without charge from the Fund. Information for the fiscal years ended November 30, 1998, 1997, and for the period ended November 30, 1996 were audited by Cherry, Bekaert & Holland, LLP.


                               IPS Millennium Fund
                               -------------------
            Financial Highlights, Selected Per Share Data and Ratios

                                (PER SHARE DATA)
                                ----------------


                                                                               For the Years Ended November 30,
                                                                               -------------------------------
                                                                2000          1999           1998          1997            1996
                                                                ----          ----           ----          ----            ----

SELECTED PER SHARE DATA:

Net value - beginning of period                           $    55.93      $   27.53     $    22.31     $   18.86       $   14.99


INCOME FROM INVESTMENT OPERATIONS

Net Investment income (loss)                                    0.04          (0.03)          0.04         (0.05)           0.02
Net realized and unrealized gain (loss) on investments         (6.30)         28.45           5.18          3.58            3.97
                                                          ----------      ---------     ----------     ---------       ---------

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS                (6.26)         28.42           5.22          3.53            3.99
                                                          ----------      ---------     ----------     ---------       ---------
LESS DISTRIBUTIONS:

Dividends from net investment income                           (0.38)         (0.02)         (0.00)        (0.00)          (0.04)
Dividends from net realized gains on investments               (0.00)         (0.00)         (0.00)        (0.08)          (0.08)
                                                          ----------      ---------     ----------     ---------       ---------

Total dividends and distributions                         $    (0.38)     $   (0.02)         (0.00)    $   (0.08)      $   (0.12)
                                                          ----------      ---------     ----------     ---------       ---------
NET ASSET VALUE:

End of period                                             $    49.29      $   55.93     $    27.53     $   22.31       $   18.86
                                                          ==========      =========     ==========     =========       =========

Total return                                                  (11.36%)       103.23%         23.40%        18.72%          26.62%
RATIOS:

Net assets, end of period (thousands)                     $   409,247     $  132,331    $    24,501    $   11,684      $    5,613
Ratio of net operating expenses to average net assets           1.11%          1.39%          1.40%         1.40%           1.40%
Ratio of net operating expenses to average net assets           1.11%          1.39%          1.42%         1.43%           1.50%
   before reimbursement
Ratio of net investment income (loss) to average net            0.08%         (0.07%)         0.17%        (0.23%)          0.08%
   assets

Ratio of net investment income (loss) to average net            0.08%         (0.07%)         0.19%        (0.19%)          0.18%
   assets before reimbursement
Portfolio turnover rate                                        27.88%         51.74%         87.99%        33.17%           55.17%

IPS NEW FRONTIER FUND. The financial highlights table is intended to help you understand the New Frontier Fund's financial performance since the Fund began operations August 3, 1998. The financial highlights describe the Fund's performance for the fiscal periods shown. "Total return" shows how much your investment in the Fund earned (or lost) during each period, assuming you had reinvested all dividends and capital gains distributions. The information for the fiscal year ended November 30, 2000 and 1999 have been audited by McCurdy & Associates CPA's, Inc., whose report along with the Fund's financial statements are included in the Fund's annual report, a copy of which is available without charge from the Fund. Information for the period ended November 30, 1998 was audited by Cherry, Bekaert & Holland, LLP.


                              IPS New Frontier Fund
                              ---------------------
            Financial Highlights, Selected Per Share Data and Ratios
                             (PER SHARE DATA)



                                                 IPS New Frontier Fund
                                                 ---------------------
                               Financial Highlights, Selected Per Share Data and Ratios

                                                                                            For the period August 3,
                                                 For the Years Ended November 30,       1998(1) to November 30, 1998
                                                   --------------------------------       ---------------------------
                                                       2000                 1999
                                                      ----                 ----

SELECTED PER SHARE DATA:

Net value - beginning of period                     $29.39                $12.60                       $12.00

INCOME FROM INVESTMENT OPERATIONS

Net Investment income (loss)                        (0.25)(2)             (0.03)                         0.03
Net realized and unrealized gain (loss) on
   investments                                     (11.36)                 16.84                         0.57
                                                   -------                ------                       ------

TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS     (11.61)                 16.81                         0.60
                                                   -------                ------                       ------
LESS DISTRIBUTIONS:

Dividends from net investment income                (0.00)                (0.02)                       (0.00)
Distributions from net realized gains               (0.74)                (0.00)                       (0.00)
                                                   -------                ------                       ------
Total dividends and distributions                  $(0.74)               $(0.02)                         0.00
                                                   -------                ------                       ------
NET ASSET VALUE:

End of period                                       $17.04                $29.39                       $12.60
                                                   =======              ========                       ======
Total return                                      (40.92)%               133.37%                        5.00%(3)
RATIOS:

Net assets, end of period (thousands)              $11,077                $5,697                         $606
Ratio of net operating expenses to average net       1.40%                 1.40%                         1.40%(4)
   assets

Ratio of net investment income (loss) to           (0.92)%               (0.13%)                         0.27%(4)
Portfolio turnover rate                             78.61%               217.50%                         15.48%

(1)   Commencement of operations.
(2) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)      Not Annualized.
(4)      Annualized.

  ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENT OBJECTIVES AND STRATEGIES

                               IPS MILLENNIUM FUND
INVESTMENT OBJECTIVES

The primary investment objective of the Millennium Fund is long-term growth of capital. Its secondary objective is dividend income. The Fund's investment objectives may be changed without shareholder approval.

INVESTMENT STRATEGY


The Fund uses a blended growth and income strategy. The Fund seeks to achieve growth using primarily U.S. stocks, and by balancing investment in pure growth stocks such as telecommunications and Internet companies, with stocks that pay high dividends, such as electric and gas utilities, real estate investment trust, and dividend-paying bank stocks. You can think of this as a "Barbell Strategy." On one end of the barbell are high growth companies with no dividends, and on the other end are low growth companies with high dividends. In between is a small amount of Fund assets invested in moderate growth, moderate dividend companies. The amount invested in the two ends of the barbell are constantly adjusted to achieve the Fund's investment objectives. Pure high growth stocks can be more volatile than the overall market. We use high dividend companies to reduce that volatility, not to generate income for shareholders. Thus, the Fund is not a pure growth fund, but pursues a blended strategy of growth and income stocks.


To choose stocks for the Fund, we try to identify companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time. We determine technological directions based on our review of research materials, including but not limited to, historical treatises, scientific literature, industry, government and academic white papers, industry and sector analyses and research reports, individual company analyses and research reports, news analysts, daily and monthly financial press and other sources. We then invest in companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. In making our determinations, we attempt to identify companies with a high rate of sales growth that are creating value more rapidly than their competitors or the overall economy. We will not attempt to time the stock market, and expect to remain fully invested during all normal up and down market cycles.

In making our decisions, we typically consider research that uses the concept of Economic Value Added (EVA)(TM) developed by Stern, Stewart & Co., as a measure of companies' operating and capital efficiency. EVA adjusts a company's financial statements for distortions caused by GAAP accounting, and measures whether management is earning a return on invested capital that is higher than their weighted cost of capital, without which management cannot add value. The Fund may buy companies of any size, but the Advisor normally avoids very small companies (micro-caps) under approximately $250 million in market value. The Fund will invest most of its assets in equity securities, and the remainder in money market securities.

TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


 _______________________________
|                               |   PORTFOLIO  TURNOVER.  Although the Fund's strategy emphasizes longer-term
|  "PORTFOLIO TURNOVER" is a    |   investments  that  typically  result  in Portfolio Turnover less than 75%,
|  ratio that indicates how     |   the Fund may, from time to time, have a higher Portfolio Turnover when the
|  often the securities in a    |   Adviser's  implementation of the Fund's investment strategy or a temporary
|  mutual fund's portfolio      |   defensive position results in frequent trading.  Since each trade by the Fund
|  change during a year's time. |   costs the Fund a brokerage commission, high Portfolio Turnover may have a
|  Higher numbers indicate a    |   significant adverse impact on the Fund's performance.  In addition, because
|  greater number of changes,   |   sales of securities in the Fund's portfolio may result in taxable gain or
|  and lower numbers indicate   |   loss,  high Portfolio Turnover may result in significant tax consequences
|  a smaller number of changes. |   for shareholders.
|_______________________________|


                              IPS NEW FRONTIER FUND
INVESTMENT OBJECTIVE

The New Frontier Fund's investment objective is growth of capital. The Fund's investment objective may be changed without shareholder approval.

INVESTMENT STRATEGY

The Fund's strategy is growth of capital using a value investment approach. As with the Millennium Fund, our approach is to identify companies likely to benefit from, or contribute to, fundamental new directions in technology at any given time. We determine technological directions based on our review of research materials, including but not limited to, historical treatises, scientific literature, industry, government and academic white papers, industry and sector analyses and research reports, individual company analyses and research reports, news analysts, daily and monthly financial press and other sources. We will then identify companies we believe have the best chance of benefiting from these changes to add long-term value for shareholders. These companies should have a high rate of sales growth, and be able to create value more rapidly than their competitors or the overall economy.

We typically buy stocks of U.S. companies that are mostly in high tech sectors (i.e., telecommunications, Internet stocks, software, etc.), and that have suffered major declines in value that are clearly due to temporary market, industry or company factors, without any change in the underlying, long-term fundamentals, or that we feel are highly undervalued for other reasons, such as deregulation. The Fund also will invest opportunistically in other types of companies when management cannot find suitable investment opportunities in new technology.


 ---------------------------------------------------------------------------
|  WHAT IS A NON-DIVERSIFIED FUND?                                          |
|  Most mutual funds elect to be "diversified" funds that, as to 75% of     |   Unlike the Millennium Fund, the New
|  their assets, cannot invest more than 5% of their assets in any one      |   Frontier Fund is a non-diversified fund.
|  security  at any given  time.  A  non-diversified  fund is not subject   |   This means we can hold larger positions
|  to this  limitation,  and so it can hold a relatively  small number of   |   in one individual company and own fewer
|  securities in its portfolio.  Even a non-diversified  fund has to have   |   stocks than most mutual funds in our
|  some diversification for tax purposes, though.  Under the  tax code,     |   portfolio.  Thus, diversification will not
|  all mutual funds are required, at the end of each quarter of the taxable |   be as high as it is in most mutual funds,
|  year, to have (i) at least 50% of the market value of the Fund's  total  |   due  to concentration among a smaller
|  assets be invested in cash, U.S. Government securities, the securities   |   number of securities, each making up a
|  of other regulated investment companies, and other securities, limited   |   larger  portion of the fund's portfolio
|  with respect to any one issuer limited for the purposes of this          |   of investments.
|  calculation to an amount not greater than 5% of the value of the Fund's  |
|  total  assets,  and (ii) not more than 25% of the  value of its total    |
|  assets be invested in the securities of any one issuer (other than U.S.  |
|  Government securities or the securities of other regulated investment    |
|  companies).                                                              |
 ---------------------------------------------------------------------------


We do not attempt to time the stock market, and expect to remain fully invested during all normal times, including all normal up and down market cycles. The Fund may buy stocks of any size company, although we normally will avoid very small companies (micro-caps) under approximately $250 million in market value. The Fund will invest most of its assets in equity securities, and the remainder in money market securities.


TEMPORARY DEFENSIVE POSITIONS. The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. During such an unusual crisis, the Fund may hold up to 100% of its portfolio in money market and U.S. Government securities. When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.

PORTFOLIO TURNOVER. The Fund typically holds investments in its portfolio only until those investments reach what the Fund believes is a fair valuation level. This strategy results in high Portfolio Turnover, typically between 125-150%.
Since each trade by the Fund costs the Fund a brokerage commission, high Portfolio Turnover may have a significant adverse impact on the Fund's performance. In addition, because each sale of securities in the Fund's portfolio may result in taxable gain or loss, high Portfolio Turnover may result in significant tax consequences for shareholders.

Of course, the Funds cannot insulate themselves from Y2K-related problems completely. It is possible that if latent "Year 2000" problems are incurred by the Funds, the Funds' portfolio companies, or any of the Funds' service providers, such problems could have a negative impact on the Funds' future operations and financial performance, and could prevent the Funds from properly handling securities investments, trades, pricing, or the processing of purchases and sales of Fund shares. Furthermore, the Year 2000 problem may impact other entities with which the Funds transact business and the Funds cannot predict the effect of the Year 2000 problem on such entities or the resulting effect on the Funds.


                               VALUATION OF SHARES

The Funds' share prices are determined based upon net asset value (NAV). The Funds calculate NAV at approximately 4:00 p.m., Eastern time, each day that the New York Stock Exchange is open for trading. Purchase and redemption requests are priced at the next NAV calculated after receipt of such requests. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares.

Equity securities listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price. Valuations of variable and fixed income securities are supplied by independent pricing services approved by the Trust's Board of Trustees. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Trust's Board of Trustees. Securities with maturities of sixty (60) days or less are valued at amortized cost.


                               BUYING FUND SHARES

To invest, you may purchase shares directly from each Fund by sending your check in the amount of your investment, made out to the appropriate Fund, to:

                                    IPS FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701

To purchase shares by overnight or express mail, please use the following street address:

                                    IPS FUNDS
                      C/O FIRSTAR MUTUAL FUND SERVICES, LLC
                      615 EAST MICHIGAN STREET, THIRD FLOOR
                               MILWAUKEE, WI 53202

You may also invest in either Fund through any broker-dealer authorized by the Fund to accept on its behalf purchase and redemption orders, rather than investing directly. These authorized broker-dealers are also authorized to designate intermediaries to accept such orders. Since a broker-dealer may charge you fees for purchasing or redeeming shares other than those described in this Prospectus, ask your broker-dealer about his or her fees before investing.

For direct purchases, your order will be priced at the next NAV after your order is received in good order. For purchases of shares through a broker, orders are deemed to have been received by the Fund when the order is received in good order by the broker, and are executed at the next determined NAV after such receipt by the broker or the broker's authorized designee.

Your investment must meet the minimum investment requirements in the chart below. All investments must be in U.S. dollars. Third-party checks cannot be accepted. Your bank may also wire money to the Custodian. Please call
800.249.6927 for wiring instructions.

                                                               ---------------------------------------------------------
TRADITIONAL IRA*:                                             | MINIMUM INVESTMENTS                                     |
Assets  grow   tax-deferred   and   contributions   may  be   |                                                         |
deductible.  Withdrawals and  distributions  are taxable in   |                           Initial          Additional   |
the year made.                                                |                           -------          ----------   |
SPOUSAL IRA:                                                  |                                                         |
An IRA in the name of a non-woroking spoouse by a working     | Regular Accounts           $2,500              $100     |
spoouse.                                                      |                                                         |
ROTH IRA:                                                     | Automatic investment                                    |
An IRA with tax free growth of assets and distributions, if   | plans (regular or IRA)     $  100              $100     |
certain conditions are met.  Contributions are not            |                                                         |
deductible.                                                   | IRAs (Spousal, Roth,                                    |
EDUCATION IRA:                                                | all but Education IRAs)    $1,000              $100     |
An IRA with tax-free growth of assets and distributions, if   |                                                         |
used to pay qualified educational expenses.  Contributions    | Education IRAs             $  500              N/A      |
are not deductible.                                            ---------------------------------------------------------

* IRA stands for "Individual Retirement Account." IRAs are special types of accounts that offer different tax advantages. You should consult your tax professional to help decide which is right for you.


                              REDEEMING YOUR SHARES

To redeem your shares, send a letter of instruction to the Transfer Agent with your name, account number and the amount you wish to redeem. Mail the redemption request to:



                                    IPS FUNDS
                                  P.O. BOX 701
                            MILWAUKEE, WI 53201-0701

We will buy back (redeem), without charge, your shares at the current NAV on the day we receive a your request for redemption in good order. If you request sales proceeds via wire redemption, we will charge your account $15.


--------------------------------------------------
|                                                 | A signature guarantee is required for any withdrawal which is over
| A SIGNATURE  GUARANTEE  helps  protect  against | $50,000,  or which is mailed to another address or person that is not
| fraud.  You can obtain one from most banks      | the address or person of record.
| or securities  dealers,  but not from a notary  |
| public.  For joint accounts,  each signature    |
| must be guaranteed.  Please call us to ensure   | If you invested in one of the Funds through a broker-dealer authorized
| that your signature guarantee  will be          | to accept purchase orders on the Fund's behalf, then you will need to
| processed  correctly.                           | contact the broker-dealer or its authorized designee to redeem your shares.
|                                                 | For redemptions of shares through a broker-dealer, orders are deemed to
--------------------------------------------------  have been received by the Fund when the order is received in good order by the broker-dealer or the broker-dealer's  authorized designee, and  are executed at the next determined NAV after such receipt.  Since a broker-dealer may charge you fees for purchasing or redeeming shares other  than  those described in this
Prospectus, ask your broker-dealer about his or her fees before investing.


Each of the Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of a Fund's remaining shareholders) a Fund might pay all or part of a shareholders redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).


          ADDITIONAL INFORMATION ABOUT PURCHASES, SALES, AND EXCHANGES

SMALL ACCOUNTS. Due to the high costs of maintaining small accounts, either Fund may ask that you increase your Fund balance if your account with the Fund falls below $2,000. If the account remains under $2,000 after 30 days, the Fund may close your account and send you the proceeds.


EXCHANGES. Each Fund permits you to exchange your Fund's shares for shares in the other Fund, without charge, if the fund being acquired offers its shares for sale in your state. The Funds' exchange opportunities include one-time exchanges as well as automatic periodic exchanges. Exchange requests should be sent in writing to the Transfer Agent, signed by each registered owner (signature guarantees are necessary for any exchange of over $50,000). If the exchange request satisfies the requirements for a redemption, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Before requesting an exchange, you should review a current Prospectus for the new fund you will acquire to be sure you fully understand the investment objectives and portfolio of the new fund.

SYSTEMATIC WITHDRAWALS. If your account's value is more than $10,000, you may be eligible for our Systematic Withdrawal Program that allows you to withdraw a fixed amount from your account each month or calendar quarter. Each withdrawal must be $250 or more, and you should note that a withdrawal involves a redemption of shares that may result in a gain or loss for federal income tax purposes. Please contact us for more information about the Systematic Withdrawal Program

TELEPHONE PURCHASES BY SECURITIES FIRMS. Brokerage firms that are NASD members may telephone the Transfer Agent at 800.249.6927 and buy shares for investors who have investments in either Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time.

MISCELLANEOUS.  Each Fund reserves the right to:

*    refuse to accept any request to purchase shares of the Fund for any reason;
* refuse any redemption or exchange request involving recently purchased shares until the check for the recently purchased shares has cleared;
* change or discontinue its exchange privileges, or temporarily suspend these privileges during unusual market conditions;
* delay mailing redemption proceeds for up to seven days (most redemption proceeds are mailed within three days after receipt of a request); or
* process any redemption request that exceeds $250,000 or 1% of the Fund's assets (whichever is less) by paying the redemption proceeds in portfolio securities rather than cash (typically referred to as "redemption in kind").


                          DISTRIBUTION OF FUND SHARES

DISTRIBUTOR. Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 serves as distributor and principal underwriter to the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

                         DISTRIBUTIONS AND FEDERAL TAXES

Each Fund distributes all of its net investment income and substantially all of their capital gains at least annually. Unless you instruct us otherwise, your distributions will be reinvested automatically in additional shares (or fractions thereof) of the applicable Fund.


Distributions to shareholders are taxable to most investors (unless your investment is an IRA or other tax advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or receive them in cash.


                                          ---------------------------------------------------------------------------------
                                          |                          TAXABILITY OF DISTRIBUTIONS                          |
                                          |                          ---------------------------                          |
The table to the  right  can  provide a   |                              Tax rate for               Tax rate for          |
guide for your  potential tax liability   | Type of distribution         15% bracket                28% bracket or above  |
when selling or exchanging fund shares.   | --------------------         -----------                --------------------  |
                                          |                                                                               |
"Short-term  capital gains" applies to    | INCOME DIVIDENDS             ORDINARY INCOME RATE       ORDINARY INCOME RATE  |
fund shares sold up to 12 months after    |                                                                               |
buying them.  "Long-term capital          | SHORT-TERM CAPITAL GAINS     ORDINARY INCOME RATE       ORDINARY INCOME RATE  |
gains" applies to shares held for more    |                                                                               |
than 12 months.                           | LONG-TERM CAPITAL GAINS      10%                        20%                   |
                                          |                                                                               |
                                          ---------------------------------------------------------------------------------

An exchange of one Fund's shares for the other Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax. Because everyone's tax situation is unique, be sure to consult your tax adviser about federal, state and local tax consequences.


                          MANAGEMENT AND ADMINISTRATION

THE INVESTMENT ADVISOR


IPS Advisory, Inc. serves as the Advisor who manages the investments, business affairs, and provides investment research for each Fund. The Advisor also furnishes advice and recommendations to each Fund regarding securities to be purchased and sold, and manages the investments of the Funds, subject to the oversight of the Trust's Board of Trustees. The Advisor's principal office is located at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909.


Each Fund pays the Advisor a monthly fee based on the following schedule:

                 ANNUALIZED PERCENTAGE OF
                 AVERAGE DAILY NET ASSETS                ASSET LEVEL
                 ------------------------                -----------
                           1.40%                       0 - $100,000,000
                           1.15%                  $100,000,001-$250,000,000
                           0.90%                        $250,000,001+

The Advisor is controlled by Greg D'Amico, President, and Robert Loest, Ph.D., CFA, Chief Executive Officer. Mr. D'Amico and Mr. Loest both have extensive experience in equities analysis, having managed investment portfolios for individual clients, including corporations and retirement plans, on a full time basis since 1986. They have managed the Funds' portfolios since their inception.

BOARD OF TRUSTEES

The Funds are members of the IPS Funds, an open-end management investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds' business affairs.

Additional information about the Funds'         INVESTMENT ADVISOR:
investments is available in the Funds'          IPS Advisory Inc.
annual and semi-annual reports to               1225 Weisgarber Road
shareholders.  In the Funds' annual             Suite S-380
reports, you will find a discussion of          Knoxville, Tennessee 37909
the market  conditions and  investment          865.524.1676 in Knoxville
strategies that significantly affected          800.232.9142
the Funds' performance during its last
fiscal year.                                    BOARD OF TRUSTEES:
                                                Greg D'Amico, President
Also, a Statement of Additional                 Robert Loest, CFA
Information about the Funds has been            Woodrow Henderson, J.D.
filed with the Securities and Exchange          Veenita Bisaria, CFA
Commission.  This Statement (which is           Bill Stegall
incorporated in its entirety by reference
in this Prospectus) contains more detailed      CUSTODIAN:
information about the Funds.                    Firstar Bank, N.A.
                                                425 Walnut Street
The Fund's annual and semi-annual reports       Cincinnati, Ohio  45202
and the Funds' Statement of Additional
Information are available without charge
upon written request to IPS Advisory, Inc.,     TRANSFER AGENT, FUND ACCOUNTANT,
1225 Weisgarber Road, Suite S-380, Knoxville,   AND FUND ADMINISTRATOR
TN 37909 or by calling us at 800-249-6927.      Firstar Mutual Fund Services,LLC
                                                615 East Michigan Street
You can also review or obtain copies of         Milwaukee, WI 53202
these reports by visiting the Securities
and Exchange Commission's Public Reference      INDEPENDENT AUDITOR:
Room in Washington, D.C. or by sending your     McCurdy'& Associates CPA's, Inc.
request and a duplicating fee to the Public     27955 Clemens Road
Reference Room Section of the Commission,       Westlake, Ohio  44145
Washington, DC 20549-6009.  Information on
the operation of the Public Reference Room      LEGAL COUNSEL:
may be obtained by calling the Commission at    Kilpatrick Stockton LLP
1-800-SEC-0330.                                 1100 Peachtree Street
                                                Atlanta, Georgia  30309
Reports and other information about the Funds can also be viewed online on the Commission's
Internet site at http://www.sec.gov.

IPS Funds Investment Act File Number:
811-08718

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                    IPS FUNDS


                                 March 30, 2001


The Funds are offered through two separate prospectuses:


         o The IPS Millennium Fund, a diversified fund and the IPS New Frontier Fund, a non-diversified fund are offered through one prospectus, dated March 30, 2001, and this Statement of Additional Information.


         o The IPS iFund is offered through another prospectus dated January 1, 2001 and this Statement of Additional Information.


This Statement of Additional Information incorporates information by reference from the Millennium Fund's and the New Frontier Fund's Annual Reports to Shareholders for the fiscal year ended November 30, 2000. Copies are available, without charge, by calling IPS Funds at the number below.

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectuses for the Funds dated March 30, 2001 and January 1, 2001. The Prospectuses may be obtained by writing to the Trust at the following address:

        IPS FUNDS, 1225 WEISGARBER ROAD, SUITE S-380, KNOXVILLE, TN 37909


                       Shareholder Services: 800.249.6927

                                              TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY.....................................................................2
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.........................................................2
PORTFOLIO TURNOVER..................................................................................4
INVESTMENT RESTRICTIONS.............................................................................5
TRUSTEES AND OFFICERS...............................................................................6
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS..........................................................7
CODE OF ETHICS......................................................................................8
THE INVESTMENT ADVISOR AND DISTRIBUTION OF FUND SHARES..............................................8
DISTRIBUTION OF FUND SHARES........................................................................10
TRANSFER AGENT.....................................................................................10
CUSTODIAN..........................................................................................10
INDEPENDENT ACCOUNTANTS............................................................................10
FUND TRANSACTIONS AND BROKERAGE....................................................................10
CAPITAL STOCK AND OTHER SECURITIES.................................................................12
PURCHASE AND REDEMPTION OF SHARES..................................................................12
TELEPHONE PURCHASES BY SECURITIES FIRMS............................................................13
EXCHANGE PRIVILEGE.................................................................................13
AUTOMATIC MONTHLY EXCHANGE.........................................................................13
SYSTEMATIC WITHDRAWALS.............................................................................14
RULE 18F-1 ELECTION................................................................................14
RETIREMENT PLANS...................................................................................14
NET ASSET VALUE....................................................................................14
DIVIDENDS, DISTRIBUTIONS AND TAXES.................................................................14
PERFORMANCE........................................................................................16
FINANCIAL STATEMENTS...............................................................................17

                         GENERAL INFORMATION AND HISTORY

IPS Funds (the "Trust") was organized as an Ohio business trust on August 10, 1994, and commenced operations on January 3, 1995. The Trust is an open-end investment company which currently offers three funds, each representing a different portfolio of investments.

IPS Advisory, Inc. (the "Advisor") serves as investment advisor to the Funds. Each of the Funds is managed separately and has its own investment objectives and policies designed to meet its investment goals. Investments in any of the Funds involve risks, and there can be no assurance that any of the Funds will achieve their investment objectives.

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS


For more information about the Funds' investment objectives, strategies and risks, refer to the sections entitled "Summary Of Principal Investment Objectives and Strategies," "Principal Risks of Investing in the Funds," and "Additional Information About The Funds' Investment Objectives And Strategies" in the Funds' Prospectuses.


GENERAL INVESTMENT RISKS

All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that a Fund's investment programs will be successful. Investors should carefully review the descriptions of the Funds' investments and their risks described in the Prospectuses and in this Statement of Additional Information.

LACK OF DIVERSIFICATION

From time to time, the Funds may make concentrated investments in the securities of a particular issuer, select companies in a particular industry, or select companies in a sector within a particular industry. Such a concentration of Fund investments exposes each Fund to additional risks, and the greater the potential for significant share price fluctuation.

The iFund and the New Frontier Fund may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries, or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in those Funds, because the value of each security will have a greater impact on the Funds' performance and the value of each Shareholder's investment. When the value of a security in a non-diversified fund falls, it has a greater impact on the fund than it would have in a diversified fund.

EQUITY SECURITIES

Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Funds own, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject each Fund to potential losses. In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for equity securities, which could also result in losses for each Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.

INVESTMENTS IN SMALL-CAP COMPANIES

Each Fund may invest a significant portion of its assets in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets which are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. In addition, small-cap companies may lack depth of management or they may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, each Fund's investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for each Fund.

COMPANIES WITH UNUSUAL VALUATIONS BASED ON MANY TRADITIONAL METHODS

The market prices of securities of companies that are growing very quickly and/or the securities of companies that investors believe are addressing large potential markets (such as Internet-related businesses) that may not yet have been realized may reflect unreasonable valuations by traditional valuation techniques. Many of these types of companies have a low level of revenues relative to their market capitalization, and many are not yet profitable.

Since the prices of the securities of these companies do not reflect the usual relationships between price and corporate revenues, income or profits, investments in their securities are accompanied by a substantial risk of loss because of the their volatility and speculative nature. Numerous factors may cause the prices of these securities to fall precipitously, which may cause each Fund to sustain substantial losses on any investments in such companies. These factors include, but are not limited to, market participants evaluating these securities using more traditional valuation techniques, investors taking less interest in these securities, a general downturn in the market for these securities, or adverse changes in market participants' expectations regarding the potential markets, revenues, income or profitability for these types of companies.

FOREIGN COMPANIES


The Funds may, from time to time, invest in securities of foreign companies either directly or through American Depository Receipts ("ADRs"). ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Foreign investments subject the Funds to greater risks than investments in U.S. companies. Foreign companies are subject to currency risks. That is, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. Foreign companies may also be subjected to country risks, which is the chance that a country's economy will be hurt by political troubles, financial problems, or natural disasters. In certain foreign countries, there is also the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments.


U.S. GOVERNMENT SECURITIES

Each Fund may invest in U.S. government securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements. A repurchase agreement is a short term investment in which the purchaser (i.e., a Fund) acquires ownership of a U.S. Government security and the seller agrees to repurchase the security at a future time at a set price, thereby determining the yield during the purchaser's holding period. Any repurchase transaction in which each Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, each Fund intends to enter into repurchase agreements only with the Fund's Custodian, other banks with assets of $1 billion or more, and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy.


INITIAL PUBLIC OFFERINGS

The Funds may invest in initial public offerings ("IPOs"). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or microcap size. Investments in IPOs may have a magnified performance impact relative to other investments. The impact of IPOs on a Fund's performance will decrease as the Fund's asset size increases. Each Fund will invest no more than 5% of its assets in IPOs.


TEMPORARY DEFENSIVE POSITIONS


The Millennium Fund and the New Frontier Fund may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.


                               PORTFOLIO TURNOVER

"Portfolio Turnover" is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time. Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes. Since each trade costs the fund brokerage commissions, high Portfolio Turnover may have a significant adverse impact on a fund's performance. In addition, because each sale of securities in a fund's portfolio may result in taxable gain or loss to shareholders, high Portfolio Turnover may result in significant tax consequences for shareholders. You should consult your tax professional regarding the potential tax impact of Portfolio Turnover in your particular circumstances.

Although the Millennium Fund's investment strategy emphasizes long-term investment that typically results in Portfolio Turnover less than 75%, the Fund may, from time to time, have higher Portfolio Turnover when the Advisor's implementation of the Fund's investment strategy or a temporary defensive position results in frequent trading.

The New Frontier Fund has an investment strategy that typically results in more frequent Portfolio Turnover, typically between 125-150%.

The iFund's investment strategy may result in high portfolio turnover, but it has no operational history as of the date of this Statement of Additional Information.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

The investment limitations described below have been adopted by each Fund as indicated and are fundamental ("Fundamental"), i.e., they may not be changed as to a Fund without the affirmative vote of a majority of the outstanding shares of the applicable Fund. As used in the Prospectuses and this Statement of

Additional Information, the term "majority" of the outstanding shares of the applicable Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed on behalf of a Fund by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

The following policies have been adopted as Fundamental by each Fund:

1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectuses and this Statement of Additional Information.

3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing an mortgage-backed securities or investing in companies engaged in the real estate business.

5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.

6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.


Increases in amounts and percentages due to solely to growth in investments' asset values, and not to additional purchase activity, will not violate the policies or limitations noted above, except the borrowing policy.


Notwithstanding any of the foregoing limitations, any investment company (whether organized as a trust, association or corporation, or a personal holding company) may be merged or consolidated with or acquired by any of the Funds. Provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by the limitations noted above, the Fund shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of securities to bring the total investment within the limitations noted above.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following policies have been adopted by each Fund as Non-Fundamental (see "Investment Restrictions-Fundamental Investment Restrictions" above):

1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2. Borrowing. The Fund will not enter into reverse repurchase agreements. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving permitted investments and techniques.

4. Short Sales. The Fund will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short.

5.  Options.  The Fund will not purchase or sell put or call options.

6. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

                              TRUSTEES AND OFFICERS

BOARD OF TRUSTEES

The Funds are members of the IPS Funds, an open-end investment company organized as an Ohio business trust on August 10, 1994. The Board of Trustees of the Trust supervises the operations of each Fund according to applicable state and federal law, and is responsible for the overall management of the Funds' business affairs.

The Trustees and executive officers of the Trust and their principal occupations during the last five years are set forth below. Each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

NAME (AGE) AND ADDRESS, POSITIONS HELD


*Greg D'Amico (37), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, President, Chief Financial Officer, Treasurer and Trustee. Mr. D'Amico is also President of IPS Advisory, Inc., and a portfolio manager for individually managed accounts.

*Robert Loest (57), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, Vice President, Secretary and Trustee. Mr. Loest is also Chief Executive Officer of IPS Advisory, Inc., and a senior portfolio manager and research analyst for individually managed accounts. Mr. Loest is a Chartered Financial Analyst and has a Ph.D. in Biology.

Woodrow Henderson (43), 6504 Clary Lane, Knoxville, TN 37919, Trustee. Mr. Henderson is also Director of Planned Giving for the University of Tennessee at Knoxville.

Veenita Bisaria (40), 12416 Fort West Drive, Knoxville, TN 37922, Trustee. Ms. Bisaria has been a financial analyst for the Tennessee Valley Authority since February 1, 1997. Prior to that time she was Director of Business Planning at Lockheed Martin Energy Systems, and is a Chartered Financial Analyst (CFA).

Billy Wayne Stegall, Jr. (44), 1024 Audubon Drive, Memphis, TN 38117, Trustee. Mr. Stegall has been an account executive at Colony Life & Accident since June 1, 1995. Prior to that time, he was a teacher of history and economics at Austin East High School in Knoxville, Tennessee.


Pursuant to the terms of its Management Agreements with the Trust, the Advisor pays all of the fees and expenses of the Trustees. Each Trustee who is not affiliated with the Advisor receives an annual base fee of $3,000, plus $750 for each Board meeting attended. During the fiscal year ended November 30, 2000, each Trustee not related to the Advisor received aggregate compensation of $8,000.


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of any of the Funds. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control. As of February 28, 2001, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

                                               MILLENNIUM FUND

------------------------------------------------------------------------------------------------------------
Name and Address                             Shares             % Ownership          Type of Ownership

------------------------------------------------------------------------------------------------------------
Charles Schwab & Company, Inc.             4,832,697               60.71%                  Record
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services Corp.          1,039,684               13.06%                  Record
One World Financial Center
200 Liberty St., Floor 5
New York, NY 10281-1003

------------------------------------------------------------------------------------------------------------

                                              NEW FRONTIER FUND

------------------------------------------------------------------------------------------------------------
Name and Address                             Shares             % Ownership          Type of Ownership

------------------------------------------------------------------------------------------------------------
Charles Schwab & Company, Inc.              117,943                18.42%                  Record
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122

National Financial Services Corp.            65,101                10.17%                  Record
One World Financial Center
200 Liberty St., Floor 5
New York, NY 10281-1003

National Investor Services Corp              46,378                7.24%                   Record
55 Water Street, 32nd Floor
New York, NY 10041
------------------------------------------------------------------------------------------------------------




                                                    7

                                      IFUND

------------------------------------------------------------------------------------------------------------
Name and Address                             Shares             % Ownership          Type of Ownership

-------------------------------------------------------------------------------- ---------------------------

Robert A. Loest                               998                  32.66%                  Record
124 South Gay Street
Knoxville, TN 37902


Gregory A. D'Amico                            833                  27.28%                  Record
8906 Legends Lake Lane
Knoxville, TN 37922


Woodrow Henderson                             417                  13.64%                  Record
6504 Clary Lane
Knoxville, TN 37919

Gregory A. D'Amico, Custodian                 204                  6.67%                   Record
For Anthony A. D'Amico
8906 Legends Lake Lane
Knoxville, TN 37922


Brent W. Minchey                              187                  6.13%                   Record
508 Union Avenue, Unit 502
Knoxville, TN 37902

------------------------------------------------------------------------------------------------------------


MANAGEMENT OWNERSHIP

As of February 28, 2001, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Millennium Fund and/or the New Frontier Fund. As of February 28, 2001, the Trustees and Officers of the Trust, as a group, beneficially owned 85.64% of the outstanding shares of the iFund.


                                 CODE OF ETHICS

The Funds and the Advisor have adopted a code of ethics that applies to their respective officers, directors and employees. Personnel subject to the code of ethics may invest in securities, including those held by the Fund, subject to insider trading and other restrictions in the code.

             THE INVESTMENT ADVISOR AND DISTRIBUTION OF FUND SHARES

INVESTMENT ADVISOR. IPS Advisory, Inc. (the "Advisor"), 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909, serves as the investment advisor for each Fund pursuant to separate agreements (collectively, the "Management Agreements"). Greg D'Amico and Robert Loest are control persons of the Advisor, and may be deemed to be affiliates of the Advisor due to their ownership of its shares and their positions as directors and officers of the Advisor. Mr. D'Amico and Mr. Loest each own 50% of the Advisor. Because of such affiliation, they may receive benefits from the management fees paid to the Advisor. Pursuant to the Management Agreements with each Fund, the Advisor manages the Funds' business affairs, and furnishes advice and recommendations to each Fund regarding securities to be purchased and sold by the Fund.

The Advisor is staffed by experienced investment professionals with extensive experience in company analysis, and who have been officers of IPS since 1986. Analysis is performed in-house for all core portfolio companies, using a variety of proprietary, fundamental analytical methods.

Under the terms of each respective Management Agreement, the Advisor manages the investments of the Funds, subject to approval of the Board of Trustees of the Trust, and pays all of the expenses of the Funds except brokerage, taxes, interest and extraordinary expenses.


MILLENNIUM FUND. As compensation for its management services and agreement to pay the Funds' expenses pursuant to its Management Agreement, the Millennium Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.

For the period from December 1, 1997 through November 30, 1998, the Millennium Fund paid fees of $237,948 to the Advisor. For the period from December 1, 1998 through November 30, 1999, the Millennium Fund paid fees of $798,431 to the Advisor. For the period from December 1, 1999 through November 30, 2000, the Millennium Fund paid fees of $4,567,343 to the Advisor.


NEW FRONTIER FUND. As compensation for its management services and agreement to pay the Funds' expenses pursuant to its Management Agreement, the New Frontier Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $100,000,000, 1.15% of such assets from $100,000,001 up to and including $250,000,000, and .90% of such assets in excess of $250,000,001.


For the period from August 1, 1998 through November 30, 1998, the New Frontier Fund paid fees of $2,067 to the Advisor. For the period from December 1, 1998 through November 30, 1999, the New Frontier Fund paid fees of $28,048 to the Advisor. For the period from December 1, 1999 through November 30, 2000, the New Frontier Fund paid fees of $245,513 to the Advisor.

IFUND. As compensation for its management services and agreement to pay the Fund's expenses pursuant to its Management Agreement, the iFund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.40% of its average daily net assets up to and including $50 million, and 0.95% of such assets in excess of $50,000,001.


The Advisor retains the rights to use the names "IPS," "Millennium," "New Frontier," and "iFund" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Fund's right to use the names "IPS," "Millennium," "New Frontier," and "iFund" automatically ceases thirty days after termination of the applicable Management Agreement(s) and may be withdrawn by the Advisor on thirty days' written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Funds may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

                           DISTRIBUTION OF FUND SHARES


Quasar Distributors, LLC (the "Distributor"), a Delaware limited liability company, is the distributor for the shares of the Funds pursuant to a Distribution Agreement (the "Agreement"), among the Trust, Advisor and Distributor dated January 5, 2001. The Distributor is a registered broker-dealer and member of National Association of Securities Dealers, Inc. The Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will uses its best efforts to distribute the Funds' shares. The Funds offer their shares to the public on a continuous basis. For information on the purchase and redemption of Fund shares, see "Purchase and Redemption of Shares" below.


                                 TRANSFER AGENT


Firstar Mutual Fund Services, LLC, PO Box 701, Milwaukee, WI 53201, is the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.


                                    CUSTODIAN


Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is the Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


                             INDEPENDENT ACCOUNTANTS

The independent accounting firm for each Fund is McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145. McCurdy & Associates performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                         FUND TRANSACTIONS AND BROKERAGE


Subject to policies established by the Board of Trustees of the Trust on behalf of each Fund, the Advisor is responsible for the Millennium and New Frontier Funds' investment decisions and for placing trades for all the Funds.


In placing portfolio transactions, the Advisor seeks the best qualitative execution for each Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to each Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to each Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by principals of the Advisor in servicing all of their accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to principals of the Advisor in connection with the Advisor's services to each Fund. Although research services and other information are useful to each Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to each Fund under each respective Management Agreement. While the Funds do not deem it practicable and in their respective best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

No Fund has an obligation to deal with any broker or dealer in the execution of its transactions.

Transactions in the over-the-counter market can be placed directly with market makers who act as principals for their own account and include mark-ups in the prices charged for over-the-counter securities. Transactions in the over-the-counter market can also be placed with broker-dealers who act as agents and charge brokerage commissions for effecting over-the-counter transactions. The Funds may place over-the-counter transactions either directly with principal market makers, or with broker-dealers if that is consistent with the Advisor's obligation to obtain best qualitative execution. Under the Investment Company Act of 1940, persons who may be deemed to be affiliated with the Advisor are prohibited from dealing with each Fund as a principal in the purchase and sale of securities.

To the extent that each Fund and another of the Advisor's clients seek to acquire the same security at about the same time, the applicable Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the applicable Fund. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated on a random selection basis.

Under the Funds previously terminated agreements with their former underwriter, Securities Services Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, TN 37932 ("SSN"), the Funds were permitted under such agreements to use SSN for brokerage if such transactions would not be unfair or unreasonable to the respective Fund's shareholders, and the commissions were paid solely for the execution of trades and not for any other services. In determining the commissions to be paid to SSN, it was the policy of each Fund that such commissions would, in the judgment of the Fund's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability, and (b) at least as favorable to the Fund as commissions contemporaneously charged by SSN on comparable transactions for its most favored unaffiliated customers, except for customers of SSN considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time reviewed, among other things, information relating to the commissions charged by SSN to each Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers. Neither former underwriting agreement provided for a reduction of the Advisor's fee by the amount of any profits earned by SSN from brokerage commissions generated from portfolio transactions of the Fund.


For the fiscal years ended November 30, 1998, 1999, and 2000, the Millennium Fund paid aggregate brokerage commissions of $51,268, $111,034, and $465,484, respectively. Of these commissions, there were no commissions paid to SSN by the Millennium Fund for the fiscal year ended November 30, 2000.

For the fiscal years ended November 30, 1998, 1999, and 2000, the New Frontier Fund paid brokerage commissions of $1,560, $8,244, and $27,137, respectively. There were no commissions paid to SSN for the fiscal year ended November 30, 2000 for the New Frontier Fund.


                       CAPITAL STOCK AND OTHER SECURITIES

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to that Fund with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

If at least ten shareholders (the "Petitioning Shareholders") wish to obtain signatures to request a meeting for the purpose of voting upon removal of any Trustee of the Trust, they may make a written application to the Trust requesting to communicate with other shareholders. The Petitioning Shareholders must hold in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, and each Petitioning Shareholder must have been a shareholder for at least six months prior to the date of the application. The application must be accompanied by the form of communication which the shareholders wish to transmit. Within five business days after receipt of the application, the Trust will (a) provide the Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Trust; or (b) inform the Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and undertake such mailing promptly after tender by the
Petitioning Shareholders to the Trust of the material to be mailed and the reasonable expenses of such mailing. The Trustees will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

Upon sixty days prior written notice to shareholders, the Funds may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable. For other information concerning the purchase and redemption of shares of the Funds, see "How to Purchase Shares of the Funds" and "How to Redeem or Sell Shares of the Funds" in the Prospectus. For a description of the methods used to determine the share price and value of the Funds' assets, see "Net Asset Value" in the Prospectus.

                        PURCHASE AND REDEMPTION OF SHARES

Reference  is  made  to  "Buying  Fund  Shares,"  "Redeeming  Fund  Shares"  and
"Additional   Information   About  Purchases,   Sales,  and  Exchanges"  in  the
Prospectuses for more information concerning how to purchase and redeem shares.

For purposes of the purchase and redemption of shares as provided in the Funds' Prospectus, "good order" means that the purchase or redemption order, as applicable, includes the following:

1.   The account number (if applicable) and the particular Fund's name.
2.   The amount of the transaction (specified in dollars or shares).
3.   Signatures of all owners exactly as they are registered on the account.
4.   Any required signature guarantees (if applicable).
5. Other supporting legal documents that might be required, in cases of estates, corporations, trusts, and certain other accounts.

                     TELEPHONE PURCHASES BY SECURITIES FIRMS


Brokerage  firms that are NASD  members  may  telephone  the  Transfer  Agent at
800.249.6927 and buy shares for investors who have investments in the Millennium Fund or the New Frontier Fund through the brokerage firm's account with the applicable Fund. By electing telephone purchase privileges, NASD member firms, on behalf of themselves and their clients, agree that neither the Funds, the Underwriter nor the Transfer Agent shall be liable for following telephone instructions reasonably believed to be genuine. To be sure telephone instructions are genuine, the Funds and their agents send written confirmations of transactions to the broker that initiated the telephone purchase. As a result of these and other policies, the NASD member firms may bear the risk of any loss in the event of such a transaction. However, if the Transfer Agent or a Fund fails to follow these established procedures, they may be liable. Each Fund may modify or terminate these telephone privileges at any time.


                               EXCHANGE PRIVILEGE


Investors in each Fund may exchange their shares for shares of another Fund. There is no charge for such exchanges. This offer is only good for residents of states in which the shares of the Fund being acquired are registered for sale. Before making an exchange, investors should review a current Prospectus for information on the new fund they are switching to. Don't switch unless you fully understand the differences in the investment objectives and portfolios of the Funds.


You may send an exchange request in writing sent to the Transfer Agent, signed by each registered owner exactly as the shares are registered. You must get a signature guarantee for any exchange of over $50,000. You can do this at any bank or financial institution. The signature guarantee is used to protect shareholders from the possibility of a fraudulent request. An exchange order must satisfy the requirements for a redemption. (See "Redemption of Shares"). If the exchange request is in proper order, the exchange will be based on the NAVs of the shares involved, determined at the end of the day on which the request is received. Whenever you exchange shares of one Fund for shares of another Fund, the exchange is treated for federal income tax purposes as a sale (unless your account is tax-exempt). Therefore, you will probably have a taxable gain or loss. The Funds may, upon 60 days' notice to shareholders, impose reasonable fees and restrictions on exchange among funds, and modify or terminate the exchange privilege. Except for those limited instances where redemptions of the fund being exchanged are suspended under Section 22(e) of the 1940 Act, or where sales of shares of the Fund you are buying into are temporarily stopped, we will notify you at least 60 days in advance of all such modifications or termination of the exchange privilege.

                           AUTOMATIC MONTHLY EXCHANGE

Shareholders of the Funds may automatically exchange a fixed dollar amount of their shares for shares of the other Fund on a monthly basis. The minimum monthly exchange is $100. This automatic exchange program may be changed by the shareholder at any time by writing the Transfer Agent at least two weeks before the date the change is to be made. You can get more information about this service from the Transfer Agent.

Shares may also be sold through a broker authorized by your Fund to redeem its shares. Such brokers may charge a reasonable fee for their services. Requests for redemption by telephone will not be accepted.

Each registered owner must sign the written redemption request exactly as the shares are registered. You must obtain a signature guarantee for any withdrawal over $50,000, or that is mailed to another address or person different than the address or person on your account statement. You can get a signature guarantee from any bank or financial institution. The signature guarantee is to protect you from fraudulent redemption of your shares.

                             SYSTEMATIC WITHDRAWALS

You can set up a systematic withdrawal program if your accounts is worth $10,000 or more. This allows investors to withdraw a fixed sum each month or calendar quarter. The minimum payment to you under the program is $250. Either you or the Fund may terminate the program at any time without charge or penalty. Termination will become effective five business days after receipt of your instructions. Withdrawals under the Systematic Withdrawal Program involves a sale of shares, and may result in a taxable gain or loss. If you withdraw more than the dividends credited to your account, it ultimately may be depleted.

                               RULE 18F-1 ELECTION

Each Fund has made an election with the Securities and Exchange Commission to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. Redemptions in excess of the above limits may be paid in whole or in part, in investment securities or in cash, as the Board of Directors may deem advisable; however, payment will be made wholly in cash unless the Board of Directors believes that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "Valuation of Shares" and a redeeming shareholder would normally incur brokerage expenses if he converted these securities to cash.

                                RETIREMENT PLANS

Each Fund offers several tax qualified retirement plans for individuals and employers. The following plans are available: Traditional Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, 403(b) plans, and 401(K) corporate profit-sharing retirement plans. Contributions to these plans are tax-deductible and earnings are tax exempt until distributed. Roth IRAs and Education IRAs are also available. You should not begin a retirement plan before talking with your financial or tax advisor. To receive all the necessary information on fees, plan agreements and applications, contact the Advisor at 1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909 or call 800.249.6927.

                                 NET ASSET VALUE


The Funds' share prices are determined based upon net asset value (NAV). The Funds calculate NAV at approximately 4:00 p.m., Eastern time, each day that the New York Stock Exchange is open for trading. The NAV per share of each Fund is determined by dividing the total value of the applicable Fund's investments and other assets less any liabilities by its number of outstanding shares. See "Valuation of Shares" in the Prospectus.

The net asset value is determined at the close of the New York Stock Exchange each day that the exchange is open. The Exchange is closed on weekends and on New Years Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, July 4, Labor Day, Thanksgiving Day, and Christmas each year. Securities traded on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ National Market System are valued at the last sale price or the last bid price if there is no sale. Securities or other assets for which quotations are not readily available are valued at fair values determined in good faith in accordance with procedures approved by the Board of Trustees. See "Valuation of Shares" in the Prospectus.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The following summary is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Funds or their shareholders. Accordingly, you are urged to consult your tax advisers regarding specific questions as to federal, state and local income taxes.

Each Fund is treated as a separate entity for federal income tax purposes and each Fund intends to elect to qualify under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that so qualifies will not be subject to federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders.

To qualify for special tax treatment afforded investment companies under Subchapter M, each Fund is required, at the end of each quarter of the taxable year, to have (i) at least 50% of the market value of the Fund's total assets be invested in cash, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets, and (ii) not more than 25% of the value of its total assets be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies).

Dividends paid by each Fund from its ordinary income, and distributions of each Fund's net realized short-term capital gains, are taxable to non-tax-exempt investors as ordinary income. Ordinary income dividends may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met.

Distributions made from each Fund's net realized long-term capital gains are taxable to shareholders as long-term capital gains regardless of the length of time the shareholder has owned such shares. Each Fund will supply information to its shareholders to determine the appropriate tax-rate group of its long-term capital gain distributions.

Upon redemption of shares of each Fund held by a non-tax-exempt investor, such investor, generally, will realize a capital gain or loss equal to the difference between the redemption price received by the investor and the adjusted basis of the shares redeemed. If the redemption is in-kind, capital gain or loss will be measured by the difference between the fair market value of securities received and the adjusted basis of the shares redeemed. Such capital gain or loss, generally, will constitute a short-term capital gain or loss if the redeemed shares were held for twelve months or less, and long-term capital gain or loss if the redeemed Fund shares were held for more than twelve months. If, however, shares of each Fund were redeemed within six months of their purchase by an investor, and if a capital gain dividend was paid with respect to the applicable Fund's shares while they were held by the investor, then any loss realized by the investor will be treated as long-term capital loss to the extent of the capital gain dividend.

Under certain provisions of the Code, some shareholders may be subject to 31% withholding on reportable dividends, capital gains distributions and redemption payments ("back-up withholding"). Generally, shareholders subject to back-up withholding will be those for whom a taxpayer identification number is not on file with the applicable Fund or who, to such Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that he is not otherwise subject to back-up withholding.

Dividends paid by each Fund from its ordinary income and distributions of each Fund's net realized short-term capital gains paid to shareholders who are non-resident aliens will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.


The Code requires each regulated investment company to pay a nondeductible 4% excise tax to the extent the company does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end, plus any undistributed amount from prior years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax. If each Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a date in those months, then such dividend or distribution will be treated for tax purposes as being paid on December 31 and will be taxable to shareholders as if received on December 31.


The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action.

Dividends and capital gains distributions may also be subject to state and local taxes.

The federal income tax consequences set forth above do not address any particular tax considerations a shareholder of each Fund might have. Shareholders are urged to consult their tax advisers as to the particular tax consequences of the acquisition, ownership and disposition of shares of each Fund, including the application of state, local and foreign tax laws and possible future changes in federal tax laws. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in each Fund.

                                   PERFORMANCE

The average annual total return for each Fund that will be reported by the Trust will be calculated according to the following formula:

                                  P is a hypothetical initial payment of $1,000
                                  T = average annual total return
            P(1+T)n = ERV         n = number of years
                                  ERV  =   ending   redeemable   value  of
                                  hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods (or fractional portion thereof)

All total return figures reflect the deduction of a proportional share of the Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested in the Fund when paid.

From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of each Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the applicable Fund or considered to be representative of the stock market in general or the fixed income securities market in general. The Funds may use the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Value Line Composite Average, and the NASDAQ Composite Index, as well as other appropriate indexes.

In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the applicable Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's may also be used.


The following table provides the AVERAGE ANNUAL RATES OF RETURN for the Millennium Fund from its inception to November 30, 2000:

1 year              (December 1, 1999--November 30, 2000)              -11.36%*
2 years             (December 1, 1998--November 30, 2000)               34.25%*
3 years             (December 1, 1997--November 30, 2000)               30.53%*
4 years             (December 1, 1996--November 30, 2000)               27.50%*
5 years             (December 1, 1995--November 30, 2000)               27.34%*
Since Inception     (January 3, 1995--November 30, 2000)                27.55%*


* Annualized


The following table provides the CUMULATIVE RATES OF RETURN for the Millennium Fund from its inception to November 30, 2000:

1 year              (December 1, 1999--November 30, 2000)                -11.36%
2 years             (December 1, 1998--November 30, 2000)                 80.24%
3 years             (December 1, 1997--November 30, 2000)                122.42%
4 years             (December 1, 1996--November 30, 2000)                164.23%
5 years             (December 1, 1995--November 30, 2000)                234.82%
Since Inception     (January 3, 1995--November 30, 2000)                 321.70%

The following table provides the AVERAGE ANNUAL RATES OF RETURN for the New Frontier Fund from its inception to November 30, 2000:

1 year              (December 1, 1999-Nobember 30, 2000)               -40.92%*
Since Inception     (August 3, 1998--November 30, 2000)                 17.26%*


* Annualized


The following table provides the CUMULATIVE RATES OF RETURN for the New Frontier Fund from its inception to November 30, 2000:

1 year              (December 1, 1999--November 30, 2000)                -40.92%
Since Inception     (August 3, 1998--November 30, 2000)                   44.95%

As of the date of this Statement of Additional Information, there is no historical performance for the iFund.

                              FINANCIAL STATEMENTS


The audited financial statements of the Millennium Fund and the New Frontier Fund are incorporated by reference from the Millennium Fund's and the New
Frontier Fund's Annual Reports to Shareholders for the fiscal year ended November 30, 2000. Copies are available, without charge, by calling the Funds.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Declaration of Trust.

         (i) Copy of Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

         (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

         (iv)     Copy of Amendment No. 3 to Registrant's Declaration of Trust.

         (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

(b) Copy of Registrant's By-Laws, as amended, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(c)      Voting Trust Agreements - None.

(d)      Investment Advisory Contracts.

         (i) Copy of Registrant's Management Agreement with its Advisor, IPS Advisory, Inc. regarding the IPS Millennium Fund which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

         (ii) Form of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS New Frontier Fund which was filed as an exhibit to Registrant's Post Effective Amendment No. 7, is hereby incorporated by reference.

         (iii) Copy of Registrant's Management Agreement with IPS Advisory, Inc. regarding the IPS iFund which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

(e)      Copy  of   Registrant's   Agreement   with  the   Distributor,   Quasar
         Distributors, LLC, which was filed as an exhibit to Registrant's Post-Effective Amendment No., 15, is hereby incorporated by reference.

(f) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

(g)      Copy of Registrant's Agreement with the Custodian,  Firstar Mutual Fund
         Services,   LLC  which  was  filed  as  an  exhibit   to   Registrant's
         Post-Effective Amendment No. 15, is hereby incorporated by reference.

(h)      Other Material Contracts.

         (i) Fund Administration Agreement by and between IPS Advisory, Inc. and Firstar Mutual Fund Services, LLC.*

         (ii) Transfer Agency Agreement by and between IPS Advisory, Inc. and Firstar Mutual Fund Services, LLC.*

         (iii) Fund Accounting Agreement by and between IPS Advisory, Inc. and Firstar Mutual Fund Services, LLC.*

         (iv)     Account  Agreement IPS iFund,  which was fild as an exhibit to
                  Registrant's   Post-Effective  Amendment  No.  15,  is  hereby
                  incorporated by reference.

(i) Opinion and Consent of Kilpatrick Stockton LLP which was filed with Registrant's Rule 24f-2 Notice for the fiscal year ended November 30, 1997, is hereby incorporated by reference.

(j)      Consent of McCurdy & Associates CPA's, Inc.*

(k)      Financial Statements Omitted from Item 22 - None.

(l) Letters of Initial Stockholders, which was filed as an exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)      12b-1 Distribution Expense Plan - None.

(n)      18f-3 Multiple Class Plan - None.

(o)      Reserved.

(p) Code of Ethics for the Registrant and the Advisor, which was filed as an exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

*  Filed herewith

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 25.  INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

         SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise
         (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

         SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code
         Section 1701.13(E),  as amended,  these laws, and not Ohio Revised Code
         Section 1701.13(E), shall govern.

         SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

         The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and its Advisor, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such; indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

A. IPS Advisory, Inc. (the "Advisor") is a registered investment advisor. It has engaged in no other business during the past two fiscal years.

B. The following list sets forth the business and other connections of the Directors and officers of the Advisor during the past two years.

     (1)  Gregory D'Amico

         (a)      President  and  a  Director  of  IPS  Advisory,   Inc.,   1225
                  Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

         (b) President, Chief Financial Officer, Treasurer and a Trustee of IPS Funds, 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

         (c) Formerly a registered representative of Securities Service Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, Tennessee 37932.

    (2)  Robert Loest

         (a) Chief Executive Officer and a Director of IPS Advisory, Inc., 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

         (b) Vice President, Secretary and a Trustee of IPS Funds, 1225 Weisgarber Road, Suite S-380, Knoxville, Tennessee 37909.

         (c) Formerly a registered representative of Securities Service Network, Inc., 10207 Technology Drive, Suite 1, Knoxville, Tennessee 37932.

ITEM 27.  PRINCIPAL UNDERWRITERS

         (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the
                  Registrant, will also act as principal underwriter for the following other investment companies:

                               The Arbitrage Funds
                                 AssetMark Funds
                           Brandywine Blue Fund, Inc.
                                  Country Funds
                               Cullen Funds Trust
                                  Everest Funds
                               Firstar Funds, Inc.
                                Glen Rauch Funds
                            The Hennessy Funds, Inc.
                                    IPS Funds
                              Jefferson Group Trust
                           The Jensen Portfolio, Inc.
                            Kit Cole Investment Trust
                           Light Revolution Fund, Inc.

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:


NAME AND PRINCIPAL                            POSITION AND OFFICES WITH QUASAR         POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                              DISTRIBUTORS, LLC                        REGISTRANT

--------------------------------------------- ---------------------------------------- ---------------------------
James R. Schoenike                            President, Board Member                  None

Donna J. Berth                                Treasurer                                None

James J. Barresi                              Secretary                                None

Joe Redwine                                   Board Member                             None

Bob Kern                                      Board Member                             None

Paul Rock                                     Board Member                             None

Jennie Carlson                                Board Member                             None


     The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                       (2)                      (3)
            (1)                 NET UNDERWRITING          COMPENSATION ON             (4)                 (5)
     NAME OF PRINCIPAL            DISCOUNTS AND           REDEMPTION AND           BROKERAGE             OTHER
        UNDERWRITER                COMMISSION               REPURCHASES           COMMISSIONS        COMPENSATION
---------------------------- ------------------------ ------------------------ ------------------- ------------------
Quasar Distributors, LLC     None                     None                     None                None



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Accounts,  books and  other  documents  required  to be  maintained  by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained according to the following table:

Records Relating to:                                           Are located at:
-------------------                                            ---------------
Registrant's  administrative,  accounting, and transfer        Firstar Mutual Fund Services, LLC
agency services                                                615 East Michigan Street
                                                               Milwaukee, WI  53202

Registrant's Investment Advisor                                IPS Advisory, Inc.
                                                               1225 Weisgarber Road, Suite S-380
                                                               Knoxville, Tennessee 37909
Registrant's Custodian                                         Firstar Bank, N.A.
                                                               425 Walnut Street
                                                               Cincinnati, OH  54202

ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

None.

ITEM 30.  UNDERTAKINGS

(a)      Not Applicable.

(b) The Registrant hereby undertakes to furnish each person to whom a Prospectuses is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

(c) The Registrant hereby undertakes that, within five business days after receipt of a written application by shareholders holding in the aggregate at least 1% of the shares then outstanding or shares then having a net asset value of $25,000, whichever is less, each of whom shall have been a shareholder for at least six months prior to the date of application (hereinafter the "Petitioning Shareholders"), requesting to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon such removal of any Trustee of the Registrant, which application shall be accompanied by a form of communication and request which such Petitioning Shareholders wish to transmit, Registrant will:

         (i) provide such Petitioning Shareholders with access to a list of the names and addresses of all shareholders of the Registrant; or

         (ii) inform such Petitioning Shareholders of the approximate number of shareholders and the estimated costs of mailing such communication, and to undertake such mailing promptly after tender by such Petitioning Shareholders to the Registrant of the material to be mailed and the reasonable expenses of such mailing.

         The Registrant also undertakes to promptly call a meeting for the purpose of voting upon the question of the removal of any Trustee when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Trust.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Knoxville, State of Tennessee, on the 29th day of March, 2001.

                                          IPS FUNDS



                                          /s/ Gregory D'Amico
                                          -----------------------------------
                                          By:  Greg D'Amico, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Dated as of the 29th day of March, 2001.

/s/ Gregory D'Amico
-----------------------------------------------------
Gregory D'Amico, President, Chief Financial Officer,
Treasurer and Trustee*

/s/ Robert Loest
-----------------------------------------------------
Robert Loest, Trustee*

/s/ Woodrow Henderson
-----------------------------------------------------
Woodrow Henderson, Trustee*

/s/ Veenita Bisaria
-----------------------------------------------------
Veenita Bisaria, Trustee*

/s/ Billy Wayne Stegall
-----------------------------------------------------
Billy Wayne Stegall, Jr.*



  *By:  /s/ Gregory D'Amico     Date:  03/29/2001
        -------------------
            Gregory D'Amico
            Attorney-in-Fact